Loans Receivable (excluding Covered Loans) (Changes in Accretable Yield for Acquired Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Carrying Amount, Accretion	$ 1,619	$ 3,103
Credit Impaired Acquired Loans [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable Yield, Balance at beginning of period	0	0
Carrying Amount, Balance at beginning of period	0	0
Accretable Yield, Additions	21,384	0
Carrying Amount, Additions	93,691	0
Accretable Yield, Reclassifications from nonaccretable balance, net	0	0
Carrying Amount, Reclassifications from nonaccretable balance, net	0	0
Accretable Yield, Accretion	(4,456)	0
Carrying Amount, Accretion	4,456	0
Accretable Yield, Transfers to Real Estate Owned	0	0
Carrying Amount, Transfers to Real Estate Owned	(2,616)	0
Accretable Yield, Payments received, net	0	0
Carrying Amount, Payments received, net	(17,918)	0
Accretable Yield, Balance at end of period	16,928	0
Carrying Amount, Balance at end of period	$ 77,613	$ 0